Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Parenthetical) (Details)	12 Months Ended
Mar. 31, 2019
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Borrowings, interest rate	5.80%
Unsecured Loan Payable Maturing in July 2020
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Borrowings, interest rate	9.50%
Loans Payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Borrowings Interest Rate Basis	bank prime rate plus 1.5%
Loans Payable | Bank Prime Rate
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Percentage added to reference rate	1.50%